Capital Structure - Common Stock Warrants (Details) - Common Stock	Mar. 31, 2017 $ / shares shares
Warrants
Number of shares available under warrant	7,141,612
Common stock warrants, expiration date of April 2017
Warrants
Number of shares available under warrant	130,233
Exercise price per share (usd per share) | $ / shares	$ 28.00
Common stock warrants, expiration date of April 2017
Warrants
Number of shares available under warrant	2,275,950
Exercise price per share (usd per share) | $ / shares	$ 3.90
Common stock warrants, expiration date of April 2017
Warrants
Number of shares available under warrant	20,000
Exercise price per share (usd per share) | $ / shares	$ 4.49
Common stock warrants, expiration date of July 2017
Warrants
Number of shares available under warrant	14,284
Exercise price per share (usd per share) | $ / shares	$ 28.00
Common stock warrants, expiration date of August 2018
Warrants
Number of shares available under warrant	80,966
Exercise price per share (usd per share) | $ / shares	$ 28.00
Common stock warrants, expiration date of October 2018
Warrants
Number of shares available under warrant	4,551,900
Exercise price per share (usd per share) | $ / shares	$ 4.55
Common stock warrants, expiration date of October 2018
Warrants
Number of shares available under warrant	40,000
Exercise price per share (usd per share) | $ / shares	$ 5.23
Common stock warrants, expiration date of December 2018
Warrants
Number of shares available under warrant	3,571
Exercise price per share (usd per share) | $ / shares	$ 28.00
Common stock warrants, expiration date of October 2020
Warrants
Number of shares available under warrant	22,328
Exercise price per share (usd per share) | $ / shares	$ 8.40
Common stock warrants, expiration date of May 2022
Warrants
Number of shares available under warrant	2,380
Exercise price per share (usd per share) | $ / shares	$ 8.68